Nature of Business (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) subsidiary	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Nature of Business
Number of subsidiaries | subsidiary	28
Number of wholly owned domestic limited liability companies	16
Number of wholly owned non-domestic companies	12
Impairment recorded | $	$ 925	$ 0	$ 0